Business Segments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Project Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3
Ownership interest percentage	100.00%
Number of owned and operated rail terminals	6
Number of owned marine import terminals	1
Number of leased marine terminals	1
Number of pipeline and several open access pipeline terminals	1
Eagle Ford System [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	80.00%
Eagle Plant [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	100.00%
Colorado [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	75.00%
Discovery Producer Services LLC [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	40.00%
Mont Belvieu 1 Fractionator [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	20.00%
Mont Belvieu Enterprise Fractionator [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	12.50%
Front Range Pipeline [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	33.33%
Texas Express [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage in subsidiary	10.00%